Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

October 26, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
File Nos. 811-05846 & 333-168711

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the " Amendment") to the above-captioned Registration Statement ("Masters Extra II Registration Statement").  The Masters Extra II Registration Statement was filed with the Securities and Exchange Commission ("SEC") on August 10, 2010, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Masters Extra II Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Masters Extra II Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.

SEC Comments and Responses

In a letter to the undersigned, dated September 7, 2010, the SEC Staff made a number of comments on the prospectus included in a similar Form N-4 registration statement also filed with the SEC on August 10, 2010 (File Nos. 811-05846 & 333-168710) (the “Masters Choice II Registration Statement,” and together with the Masters Extra II Registration Statement, the “Registration Statements”).  The letter stated that, the same comments would apply to the prospectus included in the Masters Extra II Registration Statement to the extent that the same disclosure appears therein.

The Masters Extra II Contracts are substantially identical to the Contracts registered in the Masters Choice II Registration Statement (“Masters Choice II Contracts”) in all respects except that Masters Extra II Contracts

•	are credited with interest based upon a percentage of each Purchase Payment made;
•	have a higher mortality and expense risks charge; and
•	uses a different formula to calculate the free withdrawal amount.

Likewise, the prospectuses in the Registration Statements are substantially identical except for these three differences.  After carefully reviewing the prospectus in the Masters Extra II Registration Statement, Registrant has concluded that the majority of the comments in the September 7th letter (and Registrant’s responses to those comments) apply to the Masters Extra II Registration Statement.  Only the following comments require a different response for the Masters Extra II Contracts:

2.	Product Highlights (pp.5-7).

e. The Income Phase: Annuity Provisions. Please correct the reference to a rate of 1.60%; the correct value appears to be 1.35%. Please make the same corrections to the parallel references throughout the prospectus including those on pages 9, 23, and 41.

RESPONSE:  The insurance charges are different in the two Registration Statements.  The Masters Choice II Contracts assess total insurance charges during the Income Phase that are higher than the total Variable Account annual expenses assessed during the Accumulation Phase.  Under the Masters Extra II Contracts, however, the total insurance charges assessed upon average daily Annuity Unit values during the Income Phase are the same as the total Variable Account expenses assessed upon average daily net Variable Account assets during the Accumulation Phase; both are at a rate of 1.70%.  Nevertheless, in the Amendment, Registrant has replaced Footnote 10 under “FEES AND EXPENSES” with new Footnote 1 which (a) explains the difference between Total Variable Account annual expenses assessed during the Accumulation Phase and the total insurance charges assessed during the Income Phase and (b) clarifies that the fee tables included under this heading apply only to the Accumulation Phase.

g. Withdrawals and Withdrawal Charges. The 3rd sentence is extremely difficult to understand, and it is unclear what values subparagraphs (1) and (2) represent. It is also confusing to include premiums no longer subject to a CDSC in the free withdrawal equation. Please rewrite the description of the "free withdrawal amount" in plain English. A reader should be able to tell how investment performance (earnings and losses), purchase payments, withdrawals and the CDSC schedule generally affect the free withdrawal amount.

RESPONSE:  The free withdrawal amount is calculated differently in the two Registration Statements.  Nevertheless, in the Amendment, Registrant has rewritten the description of the “free withdrawal amount in plain English as the Staff recommended.  Specifically, Registrant revised the third sentence under this heading as follows:  “In the first Account Year, this “free withdrawal amount” is equal to 10% of all Purchase Payments made less any withdrawals previously taken that were not subject to withdrawal charges. For all other Account Years, the ‘free withdrawal amount’ is equal to the greater of (1) 10% of the amount of all Purchase Payments made during the last seven Account Years (including the current Account Year) minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year and (2) the Contract's earnings during prior Account Year minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year.”

28.	Free Withdrawal Amount (p. 21).

a. Plain English. It is difficult to understand what the free withdrawal amount in the 1st bullet point really means. Please explain in plain English what this value represents. Is it 15% of the market value increase that the contractowner has not yet withdrawn from the contract? Assuming a contractowner has made purchase payments during the Account Year, when it would provide contract owners with greater value than 15% of those new purchase payments? The revised disclosure should give the reader a practical sense of what that value is and when his free-withdrawal amount would be based on it

RESPONSE:  As stated in response to Comment 2(g), the free withdrawal amount is calculated differently in the two Registration Statements.  In the Amendment, Registrant has revised the disclosure under this heading to more clearly describe the free withdrawal amount.  Specifically, Registrant has rewritten the second paragraph to explain that, for the first Account Year, the free withdrawal amount is equal to 10% of all Purchase Payments made less any withdrawals previously taken that were not subject to withdrawal charges; and, for each Account Year thereafter, it is the greater of (1) 10% of all Purchase Payments made in the last seven Account Years (including the current Account Year) minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year and (2) your Contract earnings during the prior Account Year minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year.

After the first Account Year, if the Account Value has increased and such increase exceeds 10% of your Purchase Payments, then the free withdrawal amount will be based on prior Account Year's earnings. For example, assume a Contract is issued with a $100,000 Purchase Payment and the Owner has selected the Purchase Payment Interest Option B (the 5% interest option. Assume further that, because of the 5% Purchase Payment Interest and positive investment performance, the Account Value has grown to $120,000 by the first Account Anniversary. The prior Account Year's earnings are equal to $20,000.  Because those earnings are greater than $10,000 (10% of Purchase Payments), the free withdrawal amount is $20,000.

b. Contract Earning Calculation. The mathematical order of operations in the Contract earnings equation is ambiguous. The calculation is subject to two interpretations that would produce very different values. As written, Contract earnings could be: (i) the remaining Account Value after Purchase Payments, Partial Withdrawals, and charges have all been deducted (i.e., A - (B+C); Or

(ii) the Account Value reduced by (minus) Purchase Payments and then increased by (Plus) Partial Withdrawals and charges taken (i.e., A - B + C).

Please determine the intended reading and revise accordingly.

RESPONSE: Contract earnings are determined differently in the two Registration Statements. Nevertheless, in each Registration Statement, Registrant included a formula for determining Contract earnings.  In  the Amendment, Registrant has added the following formula for calculating Contract earnings:    (AVChange – PP) + WD

Where:

	● AVChange	=	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year,
	● PP	=	Purchase Payments made during the prior Account Year, and
	● WD	=	all partial withdrawals and withdrawal charges taken during the prior Account Year.

29.	Withdrawal Charge on Purchase Payments (p. 21).

This subsection is extremely confusing; please rewrite it in plain English. Currently, a reader cannot understand the practical effect of the first or last sentence. Please revise these statements in terms of their effect on the contractowner. Consider how the contractowner should use the information, the transaction decisions it may effect, and different objectives a contractowner might have for the transactions involved, and redraft accordingly.

RESPONSE:  No comparable heading appears in the Masters Extra II Registration Statement.  The comparable disclosure, however, appears under the heading “Order of Withdrawals.”  Registrant has revised that disclosure to read the same as that included in the Masters Choice II Registration Statement:  “Each time you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. If the amount you withdraw is in excess of your free withdrawal amount, then that excess will be subject to a withdrawal charge. We will withdraw the excess, in order, from your oldest remaining Purchase Payment to your most recent Purchase Payment.  Each time you make a withdrawal, we will follow this procedure until all Purchase Payments have been withdrawn. . . .”

Registrant also added a sentence under “Calculation of Withdrawal Charge” (identical to the sentence added in the Masters Choice II Registration Statement) explaining that the Contract Owner “may want to consider deferring a withdrawal because withdrawal charges decrease the longer the Purchase Payment is held in your account.”

30.	Calculation of Withdrawal Charge (p. 21-22).

The description of the maximum withdrawal charge (directly below the chart on page 22) language is confusing. Mathematically, the current language says: maximum withdrawal charge = [excess account value/ free withdrawal amount] x 8% This does not appear to be correct. Please rewrite the statement below the chart in plain English.

RESPONSE:  The confusing language does not appear in Masters Extra II Contracts.  Registrant has, therefore, made no change to the disclosure in the Masters Extra II Registration Statement.  Registrant has, however, added a sentence explaining that the Contract Owner “may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your account.”

33.	Mortality and Expense Risk Charge Credit (p. 23).

The 0.15% credit is only mentioned here. How is it factored into free withdrawal and all of the riders? How does it affect the calculation of earnings, Account Value, Withdrawal Benefit Base, death benefit proceeds or any other contract values? As appropriate, please supplement the existing disclosure to address this credit.

RESPONSE:  The Contracts registered under the Masters Extra II Registration Statement do not offer an annual 0.15% credit on Purchase Payments or Account Value in excess of $1 million.  The Contracts do, however, provide a credit equal to 2% or 5% of each Purchase Payment or Account Value based upon the interest option selected.  This “Purchase Payment Interest,” like the 0.15% credit, increases Account Value and, thereby, increases other values such as the amount of the death benefit, the step-up amount added to the benefit base, Contract earnings, and the free withdrawal amount.  To clarify this issue, Registrant has added disclosure under “Purchase Payment Interest” under “THE ACCUMULATION PHASE.”

In a subsequent conversation, the Staff asked Registrant to clarify (1) if the 0.15% credit is subject  to a withdrawal charge, (2) if the 0.15% credit is considered Contract earnings or just factored into the Contract earnings equation, and (3) whether and how the 0.15% credit is allocated to the Fixed Account and/or the Variable Account.  Because Purchase Payment Interest is comparable to the 0.15% credit, Registrant has added disclosure under “Purchase Payment Interest” under “THE ACCUMULATION PHASE” to clarify that the Purchase Payment Interest (1) is not a Purchase Payment and, therefore, no withdrawal charges are directly associated with the it, (2) is considered Contract earnings and as such is part of the earnings calculation under the free withdrawal amount.   No additional disclosure was added to respond to (3) because the following disclosure already appears in the Masters Extra II Registration Statement: “We allocate the Purchase Payment Interest to the Sub-Accounts and/or the DCA Periods in the same proportion as the Net Purchase Payment is allocated.”

43.	Withdrawal Benefit Base (pp. 30-31).

a. Bonuses. Please clarify whether the returned Mortality and Expense Risk Charges described on page 23 are considered bonuses for this purpose. If they affect the Withdrawal Benefit Base calculation, indicate how. Otherwise, revise the section describing those payments to indicate that they do not affect the calculation of rider benefits.

RESPONSE:  As discussed in the response to Comment 33, the Contracts registered under the Masters Extra II Registration Statement do not offer an annual 0.15% credit.  They do, however, provide Purchase Payment Interest which, like the 0.15% credit, increases the Account Value.  Neither the 0.15% credit nor Purchase Payment Interest is a “Bonus” for purposes of the Withdrawal Benefit Base or the Bonus Base.

In connection with optional living benefits, Bonus is defined as “an amount equal to 7% (for SIR III), and 8% (for SIM and SIM Plus) of the Bonus Base credited to the Withdrawal Benefit Base in Account Years during the Bonus Period when no withdrawals are taken.”  Nevertheless, Purchase Payment Interest will increase the Account Value, thereby possibly increasing the Withdrawal Benefit Base if such increase would cause a step-up of the Withdrawal Benefit Base.  This is covered in the third bullet under this heading which reads:   “increased by any step-ups.” The Purchase Payment Interest is described in detail under “Purchase Payment Interest” under “THE ACCUMULATION PHASE.”   To clarify, Registrant has added the following bullet point under “Withdrawal Benefit Base”:  “Purchase Payment Interest will not be credited to your Withdrawal Benefit Base; however, the increase in your Account Value may cause a step-up of your Withdrawal Benefit Base.”

Registrant has also added the following disclosure under “Bonus and Bonus Base”: Any Purchase Payment Interest will not increase your Bonus Base; however, the increase in your Account Value may cause a step-up of your Bonus Base.

Acceleration Request

As stated above, the Masters Extra II Registration Statement was initially filed on August 10, 2010, along the Masters Choice II Registration Statement.  Also on August 10, 2010, Registrant filed an initial registration statement for another product offering flexible payment deferred annuity contracts (File No. 333-168712) (the "Masters Flex II Registration,” together with the Masters Choice II and Masters Extra II Registration Statements, the "Masters Series products").  Depositor proposes that the registration statements for each of the Masters Series products will go effective concurrently or in as close proximity as possible.  Depositor has requested that the Masters Choice II Registration Statement be declared effective on October 29, 2010, and, therefore, seeks an effective date for the Masters Flex II and Masters Extra II Registration Statements that is as close to the effective date of the Masters Choice II Registration Statement reasonably practicable.

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to November 5, 2010, or as soon thereafter as reasonably practicable.   The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Stephen E. Roth, Esquire Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire